Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

12. Discontinued Operations

Tysabri

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

As a result of the decision to dispose of the Tysabri asset rights, the results of Tysabri for the year ended December 31, 2012, are presented as a discontinued operation in the Consolidated Statements of Operations and the comparative amounts have been restated to reflect this classification. The assets of the Tysabri business have been presented as held for sale as of December 31, 2012. Refer to Note 15 for additional information on these assets held for sale.

Prothena

On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. Prothena focuses on the discovery and development of novel antibodies for the potential treatment of a broad range of diseases that involve protein misfolding or cell adhesion. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring our wholly-owned subsidiaries comprising the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to Elan shareholders. Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held. The total value of the Prothena in specie distribution of $105.7 million was based on the carrying value of the net assets that were transferred to Prothena in connection with the separation and distribution. For additional information on the Prothena distribution in specie, refer to Note 28.

Immediately following the separation of the Prothena Business, a wholly owned subsidiary of Elan subscribed for 3.2 million newly-issued ordinary shares of Prothena, representing 18% of the outstanding ordinary shares of Prothena. This investment was recorded as an available for sale investment on the Consolidated Balance Sheet at an initial fair value of $22.9 million.

The financial results of the Prothena Business for the period up to December 20, 2012, the effective date of the separation, have been presented as a discontinued operation in the 2012 Consolidated Statements of Operations and comparative amounts have been restated to reflect this classification.

EDT

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT following the approval of the merger by Alkermes, Inc. shareholders on September 8, 2011. Alkermes, Inc. and EDT were combined under a new holding company incorporated in Ireland named Alkermes plc. In connection with the transaction, we received $500.0 million in cash and 31.9 million ordinary shares of Alkermes plc. At the close of the transaction, we held approximately 25% of the equity of Alkermes plc, with the existing shareholders of Alkermes, Inc. holding the remaining 75% of the equity. Alkermes plc shares are registered in the United States and trade on the NASDAQ stock market. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying value of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

Following the disposal of the EDT business in September 2011, we did not report the results of EDT as a discontinued operation as we continued to have significant continuing involvement in the operations of Alkermes plc through our 25% equity interest.

On March 13, 2012, we announced that we had sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the disposal of 76% of our shareholding in Alkermes plc, our shareholding ceased to qualify as an equity method investment and as a result, the results of EDT are presented as a discontinued operation in the Consolidated Statements of Operations for the comparative periods.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

(a) Income statement

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010; the Prothena Business for the period up to December 20, 2012 and the years ended December 31, 2011 and 2010; and the EDT business for the years ended December 31, 2012, 2011 and 2010, are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Revenue	$1,202.6	$—	$—	$1,202.6
Cost of sales	655.5	—	—	655.5

Gross margin	547.1	—	—	547.1
Operating expenses:
Selling, general and administrative expenses	113.2	2.0	—	115.2
Research and development expenses	62.0	31.3	—	93.3
Net loss on divestment of business	—	17.9	—	17.9
Other net charges	4.2	—	—	4.2

Total operating expenses	179.4	51.2	—	230.6

Operating income/(loss)	367.7	(51.2)	—	316.5

Net interest and investment gains and losses:
Net interest expense	—	—	—	—
Net loss on disposal of equity method investment	—	—	13.3	13.3
Net loss on equity method investments	—	—	7.2	7.2

Net interest expense	—	—	20.5	20.5

Net income/(loss) from discontinued operations before income taxes	367.7	(51.2)	(20.5)	296.0
Provision for/(benefit from) income taxes	65.7	(5.0)	—	60.7

Net income/(loss) from discontinued operations (net of tax)	$302.0	$(46.2)	$(20.5)	$235.3

2011	Tysabri	Prothena	EDT	Total
Revenue	$1,064.1	$—	$177.9	$1,242.0
Cost of sales	571.9	—	67.0	638.9

Gross margin	492.2	—	110.9	603.1
Operating expenses:
Selling, general and administrative expenses	96.1	1.6	23.8	121.5
Research and development expenses	67.7	23.7	34.3	125.7
Net gain on divestment of business	—	—	(652.9)	(652.9)
Other net charges/(gains)	1.6	—	(68.1)	(66.5)

Total operating expenses/(gains)	165.4	25.3	(662.9)	(472.2)

Operating income/(loss)	326.8	(25.3)	773.8	1,075.3

Net interest and investment gains and losses:
Net interest expense	—	—	1.0	1.0
Net loss on equity method investments	—	—	0.7	0.7

Net interest and investment gains and losses	—	—	1.7	1.7

Net income/(loss) from discontinued operations before income taxes	326.8	(25.3)	772.1	1,073.6
Provision for/(benefit from) income taxes	56.4	(2.5)	5.7	59.6

Net income/(loss) from discontinued operations (net of tax)	$270.4	$(22.8)	$766.4	$1,014.0

2010	Tysabri	Prothena	EDT	Total
Revenue	$851.5	$—	$274.1	$1,125.6
Cost of sales	452.7	—	118.4	571.1

Gross margin	398.8	—	155.7	554.5
Operating expenses:
Selling, general and administrative expenses	90.8	0.8	38.9	130.5
Research and development expenses	67.8	8.7	53.7	130.2
Other net charges	1.2	—	2.3	3.5

Total operating expenses	159.8	9.5	94.9	264.2

Operating income/(loss)	239.0	(9.5)	60.8	290.3
Net interest income	—	—	(0.6)	(0.6)

Net income/(loss) from discontinued operations before income taxes	239.0	(9.5)	61.4	290.9
Provision for income taxes	43.3	0.2	10.8	54.3

Net income/(loss) from discontinued operations (net of tax)	$195.7	$(9.7)	$50.6	$236.6

(b) Cash Flows

The cash flows attributable to discontinued operations for the years ended December 31, 2012, 2011 and 2010 are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in)operating activities	$383.0	$(53.0)	$—	$330.0
Net cash used in financing activities	—	(125.0)	—	(125.0)
Net cash (used in)/provided by investing activities	—	(1.3)	380.9	379.6

Net cash provided by/(used in) discontinued operations	$383.0	$(179.3)	$380.9	$584.6

2011	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$338.8	$(19.7)	$114.4	$433.5
Net cash (used in)/provided by investing activities	—	(0.6)	492.2	491.6

Net cash provided by/(used in) discontinued operations	$338.8	$(20.3)	$606.6	$925.1

2010	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$257.1	$(9.1)	$112.3	$360.3
Net cash used in investing activities	—	(2.6)	(15.3)	(17.9)

Net cash provided by/(used in) discontinued operations	$257.1	$(11.7)	$97.0	$342.4

(c) Revenue

Tysabri Revenue:

Tysabri revenue for the years ended December 31, 2012, 2011 and 2010 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Tysabri — U.S.	$886.0	$746.5	$593.2
Tysabri — ROW	316.6	317.6	258.3

Total Tysabri revenue	$1,202.6	$1,064.1	$851.5

Until the Tysabri Transaction closes, Tysabri continues to be marketed by Elan in collaboration with Biogen Idec and, subject to certain limitations imposed by the parties, we share with Biogen Idec most of the development and commercialization costs for Tysabri. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec at a price that includes the cost of manufacturing, plus Biogen Idec’s gross profit on Tysabri, and this cost, together with royalties payable to other third parties, is included in cost of sales.

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
United States	$886.0	$746.5	$593.2
ROW	745.1	764.1	636.8

Total Tysabri global in-market net sales	$1,631.1	$1,510.6	$1,230.0

Until the Tysabri Transaction closes, outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on these sales of Tysabri, plus the reimbursement from Biogen Idec of Elan’s directly incurred expenses on these sales, which are primarily comprised of royalties, that we incur and are payable by us to third parties, and which we record in cost of sales.

In 2012, we recorded net Tysabri ROW revenue of $316.6 million (2011: $317.6 million; 2010: $258.3 million), which was calculated as follows (in millions):

	2012	2011	2010
ROW in-market sales by Biogen Idec	$745.1	$764.1	$636.8
ROW operating expenses incurred by Elan and Biogen Idec	(316.3)	(349.3)	(303.8)

ROW operating profit generated by Elan and Biogen Idec	428.8	414.8	333.0

Elan’s 50% share of Tysabri ROW collaboration operating profit	214.4	207.4	166.5
Elan’s directly incurred costs	102.2	110.2	91.8

Net Tysabri ROW revenue	$316.6	$317.6	$258.3

EDT Revenue:

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2011	2010
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5
Focalin®XR/Ritalin ®LA	25.9	33.0
Ampyra®	22.6	56.8
Verelan®	18.1	21.8
Naprelan®	5.9	12.6
Skelaxin®	—	5.9
Other	60.0	76.8

Total product revenue from the EDT business	168.0	261.4

Contract revenue:
Research revenue	6.0	8.2
Milestone payments	3.9	4.5

Total contract revenue from the EDT business	9.9	12.7

Total revenue from the EDT business	$177.9	$274.1

(d) Net Gain on Divestment of Business

Disposal of the Prothena Business

The net loss recorded on the divestment of the Prothena Business during 2012 was $17.9 million, primarily comprised of transaction and other costs of $17.1 million and a share-based compensation charge of $0.8 million.

Disposal of the EDT business

The net gain recorded on the divestment of the EDT business for the year ended December 31, 2011 amounted to $652.9 million, and was calculated as follows (in millions):

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

(e) Other Net Charges/(Gains)

Prothena did not incur any other net gains and charges in the period to December 20, 2012, or for the years ended December 31, 2011 and December 31, 2010. Other net gains and charges from Tysabri for the years ended December 31, 2012, 2011 and 2010 and the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2012	2011	2010
(a) Severance, restructuring and other costs	$4.2	$11.6	$3.5
(b) Facilities and other asset impairment charges	—	6.4	—
(c) Legal settlement gains and awards	—	(84.5)	—

Total other net (gains)/charges	$4.2	$(66.5)	$3.5

(a) Severance, restructuring and other costs

During 2012, we incurred severance restructuring and other costs of $4.2 million related to the Tysabri business resulting from the closure of the South San Francisco facility and associated reduction in headcount.

During 2011, severance restructuring and other costs of $11.6 million were incurred by our discontinued operations, including $1.6 million related to the Tysabri business and $10.0 million related to the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, severance restructuring and other costs of $3.5 million were incurred by our discontinued operations, including $1.2 million related to the Tysabri business and $2.3 million related to the realignment of resources in the EDT business to meet our business structure.

(b) Facilities and other asset impairment charges

During 2011, EDT incurred asset impairment charges of $6.4 million (2010: $Nil), principally relating to the closure of EDT’s King of Prussia, Pennsylvania site.

(c) Legal settlement gains and awards

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by EDT in relation to the application of NanoCrystal® technology to Abraxane®. EDT was awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, EDT entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, EDT received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount.

During 2011, EDT entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT’s NanoCrystal technology. As part of the settlement agreement with Alcon, EDT received $6.5 million in full and final settlement.

(f) Net Loss on Disposal of Equity Method Investment

Following the completion of the merger between Alkermes, Inc. and EDT in September 2011, we held approximately 25% of the equity of Alkermes plc (31.9 million shares) at the close of the transaction. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc and received net proceeds of $380.9 million, after deduction of underwriter and other fees. Following this sale we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc ceased to qualify as an equity method investment and was recorded as an available-for-sale investment with an initial carrying value of $126.5 million. The net loss on disposal of $13.3 million was calculated as follows (in millions):

Share proceeds	$398.5
Initial carrying value of available for sale investment	126.5
Carrying value of equity method investment divested	(520.7)
Transaction costs	(17.6)

Net loss	$(13.3)

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

(g) Net Loss on Equity Method Investment

For the year ended December 31, 2012, we recorded a net loss on the equity method investment of $7.2 million (2011: $0.7 million) related to our share of the losses of Alkermes plc in the period prior to the disposal of the 24.15 million ordinary shares of Alkermes plc.

For additional information relating to our equity method investments, refer to Note 9 to the Consolidated Financial Statements. For additional information relating to our available for sale investments, refer to Note 17.

(h) Provision for Taxes

The net tax charge attributable to discontinued operations for the year ended December 31, 2012 reflects Irish and U.S. income taxes on Tysabri profits and an Irish and U.S. tax benefit on Prothena losses.

The net tax charge attributable to discontinued operations for the year ended December 31, 2011 reflects Irish and U.S. income taxes on Tysabri profits, an Irish tax benefit on Irish Prothena Business losses, U.S. income taxes on U.S. Prothena profits, Irish taxes on EDT Irish profits and a U.S. tax benefit on EDT U.S. losses.

The net tax charge attributable to discontinued operations for the year ended December 31, 2010 reflects Irish and U.S. income taxes on Tysabri profits, an Irish tax benefit on Irish Prothena Business losses, a U.S. income taxes on U.S. Prothena profits and Irish and U.S. income taxes on EDT profits.

The net tax charges for each of the three years ended December 31, 2012, 2011 and 2010 have been classified as deferred as the net profits attributed to discontinued operations were off-set by losses arising in continuing operations. A corresponding net tax benefit reflecting this off-set has been included in the deferred taxes attributable to continuing operations in the Consolidated Statements of Operations for each of the three years ended December 31, 2012, 2011 and 2010.